Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes
Income Taxes

26. Income Taxes

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Continuing operations:
Current tax
—HK (note (i))	520	150	131
—PRC (note (ii))	458	415	62
Deferred income tax—PRC (note (ii))	3,353	1,040	1,150
Income tax expense	4,331	1,605	1,343

Notes:

(i)

The Company, a subsidiary incorporated in the British Virgin Islands and its Hong Kong subsidiaries are subject to Hong Kong profits tax which has been provided for at the rate of 16.5% on the estimated assessable profits less estimated available tax losses, in each entity, for the years ended December 31, 2016, 2015 and 2014.

(ii)

Taxation in the PRC has been provided for at the applicable rate on the estimated assessable profits less estimated available tax losses in each entity. Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate is 25%. In addition, the EIT Law provides for, among others, a preferential tax rate of 15% for companies which qualifies as High and New Technology Enterprises. Hutchison MediPharma Limited qualifies as a High and New Technology Enterprise. Pursuant to the EIT law, a 10% withholding tax is levied on dividends declared by PRC companies to their foreign investors. A lower withholding tax rate of 5% is applicable under the China-HK Tax Arrangement (Note) if direct foreign investors with at least 25% equity interest in the PRC companies are incorporated in Hong Kong, and meet the conditions or requirements pursuant to the relevant PRC tax regulations regarding beneficial ownership. Since the equity holders of the major subsidiaries and equity investees of the Company are Hong Kong incorporated companies and meet the  aforesaid conditions or requirements, the Company has used 5% to provide for deferred tax liabilities on retained earnings which are anticipated to be distributed. As of December 31, 2016 and 2015, the amounts accrued in deferred tax liabilities relating to withholding tax on dividends were determined on the basis that 100% of the distributable reserves of the major subsidiaries and equity investees operating in the PRC will be distributed as dividends.

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s loss before income taxes and equity in earnings of equity investees is as follows:

Continuing operations:

	Year Ended
	December 31,
	2016	2015	2014
	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(47,356)	(10,540)	(19,957)
Tax calculated at the statutory tax rate of the Company	(7,814)	(1,739)	(3,293)
Tax effects of:
Different tax rates available to different jurisdictions	453	(2,953)	3,551
Tax valuation allowance	9,886	6,601	783
Preferential tax deduction	(3,205)	(2,096)	—
Expenses not deductible for tax purposes	688	253	399
Utilization of previously unrecognized tax losses	(21)	(34)	(1,055)
Withholding tax on undistributed earnings of PRC entities	3,532	1,216	1,161
Others	812	357	(203)
Income tax expense	4,331	1,605	1,343

Note: The Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income.

Deferred income tax assets and liabilities as at December 31 are as follows:

	December 31,
	2016	2015
	(in US$’000)
Deferred tax assets	372	250
Deferred tax liabilities	(5,361)	(3,723)
Net deferred tax liabilities	(4,989)	(3,473)

The movements in net deferred income tax liabilities are as follows:

	2016	2015	2014
	(in US’000)
As at January 1	(3,473)	(2,842)	(2,267)
Exchange differences	311	88	4
Acquisition of a subsidiary (Note 4)	—	—	(98)
Utilization of previously recognized withholding tax on undistributed earnings	1,526	321	797
(Charged)/Credited to the consolidated statements of operations
—withholding tax on undistributed earnings of PRC entities	(3,532)	(1,216)	(1,161)
—deferred tax on amortization of intangible assets	32	24	11
—deferred tax on provision of assets	147	152	—
—utilization of previously recognized tax losses	—	—	(128)
As at December 31	(4,989)	(3,473)	(2,842)

The deferred tax assets and liabilities are offset when there is a legally enforceable right to set off and when the deferred income taxes relate to the same fiscal authority.

The significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2016	2015
	(in US$’000)
Deferred income tax assets:
Tax losses	20,145	11,393
Others	372	250
Total deferred income tax assets	20,517	11,643
Less: Valuation allowance	(20,145)	(11,393)
Deferred income tax assets	372	250
Deferred income tax liabilities:
Undistributed earnings from PRC entities	5,230	3,560
Others	131	163
Deferred income tax liabilities	5,361	3,723

The tax losses can be carried forward against future taxable income and will expire in the following years:

	December 31,
	2016	2015
	(in US$’000)
No expiry date	32,859	28,699
2015	—	—
2016	—	—
2017	3,651	3,982
2018	807	865
2019	4,012	4,298
2020	34,059	33,735
2021	53,194	—
	128,582	71,579

The Company believes that it is more likely than not that future operations will not generate sufficient taxable income to realize the benefit of the deferred income tax assets as the subsidiaries of the Company have had sustained tax losses, which will expire if not utilized within five years in the case of PRC companies whereas Hong Kong subsidiaries do not generate profits taxable in Hong Kong to utilize their tax losses. Accordingly, a valuation allowance has been recorded against the deferred income tax assets arising from the tax losses of the Company.

The table below summarizes changes in the deferred tax valuation allowance:

	December 31,
	2016	2015	2014
	(in US$’000)
Deferred income tax valuation allowance:
At January 1	11,393	7,455	9,470
Exchange differences	(825)	(235)	(135)
Charged to consolidated statements of operations	9,886	6,601	783
Utilization of previously unrecognized tax losses	(21)	(34)	(1,055)
Write-off of expired tax losses	—	(1,493)	(1,169)
Others	(288)	(901)	(439)
At December 31	20,145	11,393	7,455

The Group recognizes interests and penalties, if any, under other payables, accruals and advance receipts on its consolidated balance sheets and under other expenses in its consolidated statements of operations. As of December 31, 2016, 2015 and 2014, the Group did not have any material unrecognized uncertain tax positions.